Operating Lease Liabilities - Schedule of Future Operating Lease Payments (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2025	$ 1,557,748	$ 1,214,050
2026	1,529,410	1,191,965
2027	1,037,693	808,739
2028	920,479	717,387
2029	411,774	320,921
Thereafter	701,478	546,706
Total future lease payment	6,158,582	4,799,768
Less: Imputed interest	(890,212)	(693,798)
Present value of operating lease liabilities	5,268,370	4,105,970
Less: Current portion	(1,250,366)	(974,488)	$ (1,240,129)
Long-term portion of lease liabilities	$ 4,018,004	$ 3,131,482	$ 3,487,144